ENTITY WIDE DISCLOSURES (Schedule of Revenues by Principal Customers) (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Customer A [Member]
Revenues by principal customers:
Percentage of revenues per major customer	20.00%		15.00%	22.00%		6.00%		6.00%
Customer B [Member]
Revenues by principal customers:
Percentage of revenues per major customer	14.00%	3.00%	16.00%	14.00%	8.00%	5.00%	10.00%	6.00%
Customer C [Member]
Revenues by principal customers:
Percentage of revenues per major customer	13.00%	15.00%	10.00%	6.00%	12.00%	18.00%
Customer D [Member]
Revenues by principal customers:
Percentage of revenues per major customer	7.00%	18.00%	7.00%	3.00%	11.00%	12.00%	2.00%
Customer E [Member]
Revenues by principal customers:
Percentage of revenues per major customer	3.00%	19.00%	6.00%	9.00%	11.00%	5.00%	8.00%	20.00%
Customer F [Member]
Revenues by principal customers:
Percentage of revenues per major customer		15.00%			6.00%	1.00%		10.00%
Customer G [Member]
Revenues by principal customers:
Percentage of revenues per major customer							4.00%	14.00%
Customer H [Member]
Revenues by principal customers:
Percentage of revenues per major customer				7.00%		4.00%	29.00%